FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2003

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY          February 6, 2004
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total:   $896,989   (thousands)

List of Other Included Managers:          None






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

                                             FORM 13F INFORMATION TABLE


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    Column 1                       Column 2   Column 3   Column 4       Column 5         Column 6    Column 7         Column 8

                                   Title of    CUSIP      Value    Shares or  SH/ Put/  Investment   Other        Voting Authority
  Name of Issuer                    Class               (x$1000)   Prin. Amt. PRN Call  Discretion   Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------

SPX Corp.                           COM       784635104   $205,394   3,492,500  SH         SOLE                  3,492,500
Black & Decker Corp                 COM       091797100   $170,366   3,454,300  SH         SOLE                  3,454,300
Precision Castparts Corp.           COM       740189105   $123,061   2,710,000  SH         SOLE                  2,710,000
Donnelley RR & Sons Co.             COM       257867101   $112,604   3,734,800  SH         SOLE                  3,734,800
Sonoco Products                     COM       835495102   $ 90,149   3,661,600  SH         SOLE                  3,661,600
Harsco Corp.                        COM       415864107   $ 75,384   1,720,300  SH         SOLE                  1,720,300
Chiquita Brands International Inc   COM       170032809   $ 43,342   1,923,750  SH         SOLE                  1,923,750
Owens Illinois Inc.                 COM       690768403   $ 27,742   2,333,200  SH         SOLE                  2,333,200
Tidewater Inc.                      COM       886423102   $ 20,169     675,000  SH         SOLE                    675,000
Boise Cascade Corp                  COM       097383103   $ 18,073     550,000  SH         SOLE                    550,000
Park Place Entertainment Corp.      COM       700690100     10,705     988,450  SH         SOLE                    988,450